Derivative Liabilities	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities:

Note 10 - Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at July 31, 2014 and 2013 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheets as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s consolidated cash flows.

The derivative warrants outstanding at July 31, 2014 are all currently exercisable with a weighted-average remaining life of 3.3 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of a gain of $3,362,497 within the Company’s consolidated statements of operations for the fiscal year ended July 31, 2014 and a loss of $3,148,782 for the fiscal year ended July 31, 2013, which is included in the consolidated statements of operations under the caption “Change in fair value of derivative liabilities”. The fair value of the warrants at July 31, 2014 and 2013 was $2,635,643 and $5,234,293, respectively, which is reported on the consolidated balance sheets under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2012 until July 31, 2014:

	Value	No. of Warrants
Balance at August 1, 2012 – Derivative warrant liability	$4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants issued in June 2013 financing	1,189,744	40,833,335
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(5,629,130)	(145,888,421)
Decrease in fair value of derivative warrant liability	(3,279,650)	n/a
Balance at July 31, 2013 – Derivative warrant liability	$5,234,293	220,687,537
Exercise of warrants	(2,194,496)	(76,732,020)
Additional warrants issued in January 2014 financing	942,279	26,666,668
Additional warrants issued in March 2014 financing	2,016,064	69,166,667
Decrease in fair value of derivative warrant liability	(3,362,497)	n/a
Balance at July 31, 2014 – Derivative warrant liability	$2,635,643	239,788,852

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of July 31, 2014 and 2013. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the July 31, 2014 and 2013 fair value calculations were as follows:

	July 31, 2014	July 31, 2013
Current exercise price	$0.03	$0.03
Time to expiration	3.3 years	3.5 years
Risk-free interest rate	1.02%	0.49%
Estimated volatility	80%	85%
Dividend	-0-	-0-
Stock price at period end date	$0.021	$0.035

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to measure the fair value. The fair value of the derivative liability associated with the additional investment rights was determined to be $719,088 and $1,256,160 at July 31, 2014 and 2013, respectively. The key inputs used in the fair value calculation at July 31, 2014 were as follows:

	July 31, 2014	July 31, 2013
Underlying number of units of convertible preferred stock	2,075	1,225
Underlying number of warrants	69,166,667	40,833,335
Current exercise price of warrants	$0.03	$0.03
Current conversion price of preferred stock	$0.03	$0.03
Time to expiration	0.65 years	0.88 years
Risk-free interest rate	0.09%	0.11%
Estimated volatility	61%	114%
Dividend	-0-	-0-
Stock price	$0.021	$0.035

The revaluation of the additional investment rights in the fiscal year ended July 31, 2014 and 2013, resulted in the recognition of a gain of $1,163,242 and $8,523, respectively within the Company’s consolidated statements of operations, which is included in the totals under the caption “Change in fair value of derivative liabilities”.

Notes to Financial Statements
Derivative Liabilities

Note 8 – Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Accounting for Derivative Warrant Liability

The Company’s derivative instruments have been measured at fair value at April 30, 2015 and July 31, 2014 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheets as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of comprehensive income. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s consolidated cash flows.

The derivative warrants outstanding at April 30, 2015 are all currently exercisable with a weighted-average remaining life of 2.56 years.

The revaluation of the warrants at the end of the respective reporting periods resulted in the recognition of a loss of $53,597 within the Company’s consolidated statements of operations for the nine months ended April 30, 2015 and a loss of $298,370 within the Company’s consolidated statements of comprehensive income for the nine months ended April 30, 2014, which are included in the consolidated statement of operations under the caption “Change in fair value of derivative liabilities”. The fair values of the warrants at April 30, 2015 and July 31, 2014 were $2,689,240 and $2,635,643, respectively, which are reported on the consolidated balance sheets under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2013 until April 30, 2015:

	Value	No. of Warrants
Balance at August 1, 2013 – Derivative warrant liability	$5,234,293	220,687,537
Exercise of warrants	(2,194,496)	(76,732,020)
Additional warrants issued in January 2014 financing	942,279	26,666,668
Additional warrants issued in March 2014 financing	2,016,064	69,166,667
Decrease in fair value of derivative warrant liability	(3,362,497)	n/a
Balance at July 31, 2014 – Derivative warrant liability	$2,635,643	239,788,852
Increase in fair value of derivative warrant liability	53,597	n/a
Balance at April 30, 2015 – Derivative warrant liability	$2,689,240	239,788,852

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of April 30, 2015 and July 31, 2014. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the April 30, 2015 and July 31, 2014 fair value calculations were as follows:

	April 30, 2015	July 31, 2014
Current exercise price	$0.03	$0.03
Time to expiration	2.6 years	3.3 years
Risk-free interest rate	0.91%	1.02%
Estimated volatility	79%	80%
Dividend	-0-	-0-
Stock price at period end date	$0.0225	$0.0210

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to measure the fair value. The additional investment rights expired in March 2015 and the value at April 30, 2015 is zero. The fair value of the derivative liability associated with the additional investment rights was determined to be $719,088 at July 31, 2014.

-11-

The key inputs used in the fair value calculation at July 31, 2014 were as follows:

July 31, 2014
Underlying number of units of convertible preferred stock	2,075
Underlying number of units of warrants	69,166,667
Current exercise price of warrants	$0.03
Current conversion price of preferred stock	$0.03
Time to expiration	0.65 years
Risk-free interest rate	0.09%
Estimated volatility	61%
Dividend	-0-
Stock price at period end date	$0.021

The partial exercise of the additional investment rights in the quarter ended April 30, 2014, resulted in a transfer from the derivative liability to additional paid in capital of $237,566, which was the estimated fair value of the additional investment rights exercised as of the date of exercise on January 15, 2014. The revaluation of the additional investment rights in the nine-month period ended April 30, 2015, resulted in the recognition of a gain of $719,088 and in the nine-month period ended April 30, 2014, the revaluation resulted in the recognition of a gain of $1,062,448. The gains are recorded within the Company’s consolidated statements of comprehensive income under the caption “Change in fair value of derivative liabilities”.

Derivative Warrant Liability

The Company’s derivative warrant instruments are measured at fair value using the binomial valuation model which takes into account, as of the valuation date, factors including the current exercise price, the expected life of the warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the warrant.  The liability is revalued at each reporting period and changes in fair value are recognized in the consolidated statements of operations under the caption “Change in fair value of derivative warrant liability.” See Note 10 – Derivative Liabilities.